UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37919

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     October 31, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $88,197 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579y101      737    10273 SH       SOLE                    10273
Abbott Labs                    COM              002824100      907    17726 SH       SOLE                    17726
Air Products & Chem            COM              009158106      676     8848 SH       SOLE                     8848
Broadcom Corp A                COM              111320107      696    20898 SH       SOLE                    20898
ChevronTexaco Corp             COM              166764100      921     9949 SH       SOLE                     9949
Cisco Systems                  COM              17275R102     1158    74710 SH       SOLE                    74710
Comcast Corp New 'A'           COM              20030N101      768    36689 SH       SOLE                    36689
ConocoPhillips                 COM              20825c104      875    13822 SH       SOLE                    13822
Du Pont                        COM              263534109      758    18970 SH       SOLE                    18970
Duke Energy Co                 COM              26441c105      933    46681 SH       SOLE                    46681
EMC Corp Mass                  COM              268648102      822    39151 SH       SOLE                    39151
Emerson Electric               COM              291011104      692    16743 SH       SOLE                    16743
Exelon Corp                    COM              30161n101      800    18783 SH       SOLE                    18783
Exxon-Mobil                    COM              30231G102      899    12376 SH       SOLE                    12376
General Electric Co            COM              369604103      824    54168 SH       SOLE                    54168
Google Inc                     COM              38259p508     1090     2117 SH       SOLE                     2117
Home Depot Inc                 COM              437076102      848    25807 SH       SOLE                    25807
Intel Corp                     COM              458140100      874    40976 SH       SOLE                    40976
iShares: Russell 2000          COM              464287655     2516    39124 SH       SOLE                    39124
iShares: Russell Midcap        COM              464287499     3411    38653 SH       SOLE                    38653
Jefferson Bancshares           COM              472375104       31    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104     1011    15866 SH       SOLE                    15866
Microsoft                      COM              594918104     1108    44531 SH       SOLE                    44531
Norfolk Southern               COM              655844108      232     3800 SH       SOLE                     3800
Oracle                         COM              68389X105     1176    40919 SH       SOLE                    40919
Parker-Hannifin Corp           COM              701094104      680    10774 SH       SOLE                    10774
Pepsico Inc                    COM              713448108      830    13409 SH       SOLE                    13409
Procter & Gamble               COM              742718109     1246    19722 SH       SOLE                    19722
Saks Inc                       COM              79377W108       87    10000 SH       SOLE                    10000
Schlumberger                   COM              806857108      694    11622 SH       SOLE                    11622
SPDR S&P Biotech               COM              78464a870      868    14587 SH       SOLE                    14587
SPDR: S&P 500                  COM              78462f103    26676   235754 SH       SOLE                   235754
SPDR: S&P Energy               COM              81369Y506      751    12834 SH       SOLE                    12834
SPDR: S&P Financial            COM              81369Y605     3303   279651 SH       SOLE                   279651
SPDR:S&P Pharma                COM              78464a722      905    19795 SH       SOLE                    19795
Sprint Nextel Corp             COM              852061100      712   234156 SH       SOLE                   234156
Target Corp                    COM              87612E106      823    16773 SH       SOLE                    16773
VG: MSCI EAFE Euro-Pacific     COM              921943858     5453   180994 SH       SOLE                   180994
VG: MSCI Emerging Markets      COM              922042858     3801   106073 SH       SOLE                   106073
VG: MSCI Pacific               COM              922042866     4925   101639 SH       SOLE                   101639
VG: Total US Stock Market      COM              922908769     8651   149875 SH       SOLE                   149875
Wal-Mart                       COM              931142103      820    15794 SH       SOLE                    15794
Walgreens                      COM              931422109      747    22709 SH       SOLE                    22709
Walt Disney Co                 COM              254687106      718    23816 SH       SOLE                    23816
Zimmer Hldg Inc                COM              98956p102      744    13906 SH       SOLE                    13906